INVESTMENT INCOME (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INVESTMENT INCOME
Investment income from disposal of business and long-term equity investments	¥ 82	¥ 37,525	¥ 185
Dividend income from holding of other equity instrument investments	34	156	492
Others	182	63	242
Total investment income	¥ 298	37,744	¥ 919
Net gain from disposal of long-term equity investments		¥ 37,731